Expenses by Nature - Summary of Detail of the Group's Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	$ 428,902	$ 440,562	$ 445,893
Total depreciation, depletion and amortization	256,484	224,546	222,257
Total G&A	129,119	119,722	170,735
Allowance for expected credit losses	101	8,478	0
Total expenses	814,606	793,308	838,885
Aggregate remuneration (including Directors):
Wages and salaries	133,024	124,834	113,267
Payroll taxes	10,380	10,163	9,516
Benefits	29,252	31,912	23,828
Total employees and benefits expense	172,656	166,909	146,611
LOE
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	231,651	213,078	182,817
Production taxes
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	36,043	61,474	73,849
Midstream operating expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	70,747	69,792	71,154
Transportation expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	90,461	96,218	118,073
Depreciation and amortization
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation, depletion and amortization	59,358	56,453	51,877
Depletion
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation, depletion and amortization	197,126	168,093	170,380
Employees, administrative costs and professional services
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	86,885	78,659	77,172
Costs associated with acquisitions
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	11,573	16,775	15,545
Other adjusting costs
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	22,375	17,794	69,967
Non-cash equity compensation
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	$ 8,286	$ 6,494	8,051
Contract Terminations
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A			28,345
Deal Breakage and Sourcing Costs
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A			$ 31,099